Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(2)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 2(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:(3)		Net Income ($ in Millions)	Company Selected Measure Relative TSR(4)

							Total Shareholder Return	Peer Group Total Shareholder Return(3)

(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	$12,593,676	$13,264,555	$0	$0	$7,299,938	$7,458,228	$138.44	$203.47	$733	41%
2024	$9,720,234	$6,502,060	$0	$0	$5,617,520	$3,614,680	$124.69	$176.89	$742	13%
2023	$8,722,372	$11,013,417	$0	$0	$6,665,517	$8,884,546	$129.14	$135.49	$729	100%
2022	$0	$0	$14,676,883	$13,193,735	$4,828,157	$4,745,267	$107.02	$120.81	$433	53%
2021	$0	$0	$16,030,105	$19,751,360	$5,439,994	$6,280,117	$114.00	$135.04	$3,131	21%

Company Selected Measure Name	relative TSR
Named Executive Officers, Footnote	Refer to the Summary Compensation Table as set forth on page 54 of this proxy statement. For each of 2021, 2022, 2023, 2024, and
2025, the NEOs were:

Year	PEO 1	PEO 2	Other NEOs

2025	Heather Lavallee		Michael Katz, Jay Kaduson, Matthew Toms, Santhosh Keshavan
2024	Heather Lavallee		Donald Templin, Robert Grubka, Matthew Toms, Santhosh Keshavan, Rodney Martin
2023	Heather Lavallee		Donald Templin, Rodney Martin, Christine Hurtsellers, Robert Grubka, Kevin Silva
2022		Rodney Martin	Michael Smith, Donald Templin, Heather Lavallee, Christine Hurtsellers, Charles Nelson
2021		Rodney Martin	Michael Smith, Heather Lavallee, Christine Hurtsellers, Charles Nelson

Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 made on December 31, 2020. The TSR peer group consists of the S&P 500 Financials Sector Index, which is used for our Stock Performance presentation included with the Company’s Annual
Report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 12,593,676
PEO Actually Paid Compensation Amount	$ 13,264,555
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), adjusted as follows in the table below, as determined in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash, pension contributions, and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. Similarly, no adjustment is made for dividends because the amount associated with such dividends are reflected in the fair value of the award for the covered fiscal year.
Reconciliation of SCT Total to CAP Total

Fiscal Year	Executives	SCT Total	Subtract Grant Date Fair Value of Stock Awards Reported in SCT	Subtract Aggregate Change in Actuarial Present Value of Accumulated Benefits Under all Defined Benefit Pension Plans from SCT	Add Defined Benefit and Pension Service Cost	Year End Fair Value of New Awards	Change in Fair Value of Outstanding Unvested Awards From Prior FY End to Applicable FY End	Change in Fair Value of Awards that Vested in Applicable Year from Prior FY End to Vesting Date	Add Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Subtract Fair Value at Start of Fiscal Year for Awards That Failed to Meet Vesting Conditions	Total Equity Award Adjustments	CAP
		(i)	(ii)	(iii)	(iv)	(v)	(vi)	(vii)	(viii)	(ix)	(v)+(vi)+(vii) +(viii)+(ix)	=(i)-(ii)- (iii)+(iv)+(v)+(vi) +(vii)+(viii)+(ix)

2025	PEO	$12,593,676	$(6,942,727)	$(132,024)	$34,828	$7,102,606	$402,418	$205,779	$0	$0	$7,710,802	$13,264,555
	Non PEO NEOs	$7,299,938	$(3,320,362)	$(71,818)	$23,523	$3,404,538	$65,223	$57,186	$0	$0	$3,526,947	$7,458,228
	The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 7,299,938	$ 5,617,520	$ 6,665,517	$ 4,828,157	$ 5,439,994
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,458,228	3,614,680	8,884,546	4,745,267	6,280,117
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), adjusted as follows in the table below, as determined in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash, pension contributions, and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. Similarly, no adjustment is made for dividends because the amount associated with such dividends are reflected in the fair value of the award for the covered fiscal year.
Reconciliation of SCT Total to CAP Total

Fiscal Year	Executives	SCT Total	Subtract Grant Date Fair Value of Stock Awards Reported in SCT	Subtract Aggregate Change in Actuarial Present Value of Accumulated Benefits Under all Defined Benefit Pension Plans from SCT	Add Defined Benefit and Pension Service Cost	Year End Fair Value of New Awards	Change in Fair Value of Outstanding Unvested Awards From Prior FY End to Applicable FY End	Change in Fair Value of Awards that Vested in Applicable Year from Prior FY End to Vesting Date	Add Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Subtract Fair Value at Start of Fiscal Year for Awards That Failed to Meet Vesting Conditions	Total Equity Award Adjustments	CAP
		(i)	(ii)	(iii)	(iv)	(v)	(vi)	(vii)	(viii)	(ix)	(v)+(vi)+(vii) +(viii)+(ix)	=(i)-(ii)- (iii)+(iv)+(v)+(vi) +(vii)+(viii)+(ix)

2025	PEO	$12,593,676	$(6,942,727)	$(132,024)	$34,828	$7,102,606	$402,418	$205,779	$0	$0	$7,710,802	$13,264,555
	Non PEO NEOs	$7,299,938	$(3,320,362)	$(71,818)	$23,523	$3,404,538	$65,223	$57,186	$0	$0	$3,526,947	$7,458,228
	The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Important Performance Measures
Adjusted Operating Return on Equity
Adjusted Operating Earnings Per Share
Relative Total Shareholder Return
Adjusted Operating Earnings Before Taxes
Profitable Revenue Growth
Strategic Indicators

Total Shareholder Return Amount	$ 138.44	124.69	129.14	107.02	114.00
Peer Group Total Shareholder Return Amount	203.47	176.89	135.49	120.81	135.04
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 733,000,000	$ 742,000,000	$ 729,000,000	$ 433,000,000	$ 3,131,000,000
Company Selected Measure Amount	0.41	0.13	1	0.53	0.21
PEO Name	Heather Lavallee	Heather Lavallee	Heather Lavallee	Rodney Martin	Rodney Martin
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Return on Equity
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Adjusted Operating Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	elative Total Shareholder Return
Non-GAAP Measure Description	Our Company-Selected Measure, which is the measure that we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2025 to our Company’s performance is relative
TSR, which is consistent with the peer group metric used for our PSUs under Voya's annual long term incentive program. For illustrative purposes, calculations within this column are based on 1-year measurements (as opposed to the 3-year relative TSR performance period regarding the Company’s PSUs). For purposes of relative TSR, the peer group used in the PSU metric under our annual long term
	incentive program refer to the Comparison Group as set forth on page 40.
Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Adjusted Operating Earnings Before Taxes
Measure:: 5
Pay vs Performance Disclosure
Name	Profitable Revenue Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Strategic Indicators
Heather Lavallee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,593,676	$ 9,720,234	$ 8,722,372
PEO Actually Paid Compensation Amount	13,264,555	$ 6,502,060	$ 11,013,417
Rodney Martin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 14,676,883	$ 16,030,105
PEO Actually Paid Compensation Amount				$ 13,193,735	$ 19,751,360
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,024)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,828
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,942,727)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,710,802
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,102,606
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	402,418
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,779
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,818)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,523
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,320,362)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,526,947
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,404,538
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,223
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,186
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0